UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   April 30, 2013

Date of reporting period:   October 31, 2012

Item 1. Reports to Stockholders.	October 31, 2012

2012 Semi-Annual Report

iShares, Inc.

iShares Asia/Pacific Dividend 30 Index Fund  |  DVYA  |  NYSE Arca

iShares Emerging Markets Dividend Index Fund  |  DVYE  |  NYSE Arca

Fund Performance Overview

iSHARES® ASIA/PACIFIC DIVIDEND 30 INDEX FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
8.80%	8.57%	9.30%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/23/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/24/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Asia/Pacific Dividend 30 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Asia/Pacific Select Dividend 30 IndexSM (the “Index”). The Index measures the stock performance of high dividend paying companies in Australia, Hong Kong, Japan, New Zealand and Singapore. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 5.30%, net of fees, while the total return for the Index was 5.73%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Financial	27.31%
Communications	22.66
Industrial	18.13
Consumer Cyclical	15.08
Consumer Non-Cyclical	7.34
Utilities	4.43
Diversified	2.34
Energy	1.49
Short-Term and Other Net Assets	1.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Shimao Property Holdings Ltd. (Hong Kong)	7.43%
Telecom Corp. of New Zealand Ltd. (New Zealand)	6.80
Telstra Corp. Ltd. (Australia)	5.05
SP AusNet (Australia)	4.43
David Jones Ltd. (Australia)	4.37
StarHub Ltd. (Singapore)	4.36
Westpac Banking Corp. (Australia)	4.03
VTech Holdings Ltd. (Hong Kong)	4.01
Australia and New Zealand Banking Group Ltd. (Australia)	3.81
Singapore Post Ltd. (Singapore)	3.64

TOTAL	47.93%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
(1.58)%	(1.06)%	(1.66)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/23/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/24/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Emerging Markets Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Emerging Markets Select Dividend IndexSM (the “Index”). The Index measures the performance of a group of equity securities issued by companies in emerging market countries that have provided relatively high dividend yields on a consistent basis over time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 0.71%, net of fees, while the total return for the Index was 0.66%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Communications	18.14%
Financial	14.67
Consumer Cyclical	14.64
Basic Materials	10.38
Utilities	9.31
Technology	8.67
Consumer Non-Cyclical	8.11
Industrial	6.91
Energy	6.63
Diversified	2.15
Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Ford Otomotiv Sanayi AS (Turkey)	3.65%
PT AKR Corporindo Tbk (Indonesia)	3.65
Shin Corp. PCL (Thailand)	2.41
Tofas Turk Otomobil Fabrikasi AS (Turkey)	2.26
Guangzhou R&F Properties Co. Ltd. Class H (China)	2.22
Advanced Information Service PCL NVDR (Thailand)	1.96
Turkiye Petrol Rafinerileri AS (Turkey)	1.94
AmTRAN Technology Co. Ltd. (Taiwan)	1.76
Land and Houses PCL (Thailand)	1.68
Shougang Fushan Resources Group Ltd. (China)	1.67

TOTAL	23.20%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Asia/Pacific Dividend 30
Actual	$1,000.00	$1,053.00	0.49%	$2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.49	2.50
Emerging Markets Dividend
Actual	1,000.00	1,007.10	0.49	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.49	2.50

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND 30 INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.48%

AUSTRALIA — 41.23%
Amcor Ltd.	67,788	$555,313
Australia and New Zealand Banking Group Ltd.	35,082	925,827
Commonwealth Bank of Australia	14,283	855,321
David Jones Ltd.	382,725	1,059,634
Metcash Ltd.	168,120	638,055
National Australia Bank Ltd.	31,455	841,199
SP AusNet	977,715	1,074,672
Suncorp Group Ltd.	52,857	515,214
Sydney Airport	231,408	813,459
Telstra Corp. Ltd.	285,507	1,225,673
UGL Ltd.	47,286	523,674
Westpac Banking Corp.	37,017	979,195

		10,007,236
HONG KONG — 21.41%
Anta Sports Products Ltd.[a]	594,000	505,855
Esprit Holdings Ltd.[a]	545,400	709,367
Shimao Property Holdings Ltd.[a]	945,000	1,804,634
SOHO China Ltd.	1,039,500	706,855
VTech Holdings Ltd.[a]	81,900	972,754
Yue Yuen Industrial (Holdings) Ltd.	144,000	497,029

		5,196,494
JAPAN — 7.77%
Asahi Glass Co. Ltd.	56,000	379,732
Eisai Co. Ltd.	13,500	600,432
Ono Pharmaceutical Co. Ltd.	9,000	542,725
TonenGeneral Sekiyu K.K.	40,000	362,317

		1,885,206
NEW ZEALAND — 10.16%
SKYCITY Entertainment Group Ltd.	256,113	816,936
Telecom Corp. of New Zealand Ltd.	834,849	1,650,622

		2,467,558
SINGAPORE — 17.91%
Keppel Corp. Ltd.	65,000	567,927
SATS Ltd.[a]	315,000	720,339
Singapore Post Ltd.[a]	945,000	882,997
Singapore Telecommunications Ltd.	225,000	593,828
SMRT Corp. Ltd.	369,000	524,745

Security	Shares	Value

StarHub Ltd.[a]	351,000	$1,058,711

		4,348,547

TOTAL COMMON STOCKS
(Cost: $23,508,302)		23,905,041

RIGHTS — 0.30%
HONG KONG — 0.30%
Esprit Holdings Ltd.[b]	272,700	73,189

		73,189

TOTAL RIGHTS
(Cost: $0)		73,189

SHORT-TERM INVESTMENTS — 11.71%

MONEY MARKET FUNDS — 11.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	2,633,219	2,633,219
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	187,986	187,986
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	20,142	20,142

		2,841,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,841,347)		2,841,347

TOTAL INVESTMENTS IN SECURITIES — 110.49%
(Cost: $26,349,649)		26,819,577
Other Assets, Less Liabilities — (10.49)%		(2,546,526)

NET ASSETS — 100.00%		$24,273,051

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.29%

BRAZIL — 7.26%
Banco do Brasil SA	13,300	$141,965
CCR SA	87,400	768,891
CPFL Energia SA	55,500	645,174
Light SA	66,500	715,723
Souza Cruz SA	40,000	522,129
Tractebel Energia SA	45,600	786,149

		3,580,031
CHILE — 0.77%
CAP SA	3,667	126,170
Empresa Nacional de Telecomunicaciones SA	12,407	253,588

		379,758
CHINA — 7.66%
Guangzhou R&F Properties Co. Ltd. Class Ha	889,200	1,093,422
PetroChina Co. Ltd. Class H	304,000	415,007
Shenzhen Investment Ltd.	2,622,000	696,940
Shougang Fushan Resources Group Ltd.	2,356,000	823,835
Zhejiang Expressway Co. Ltd. Class H	1,026,000	747,982

		3,777,186
CZECH REPUBLIC — 4.24%
CEZ AS	14,858	547,247
Komercni Banka AS	3,553	724,370
Telefonica O2 Czech Republic AS	41,157	818,911

		2,090,528
EGYPT — 2.80%
Commercial International Bank Egypt SAE SP GDR	83,600	509,960
Orascom Construction Industries SAE SP GDR	12,122	495,790
Orascom Telecom Holding SAE SP GDR[b,c]	124,641	374,546

		1,380,296
HUNGARY — 1.30%
Magyar Telekom Telecommunications PLC	347,491	643,766

		643,766
INDIA — 0.24%
Reliance Industries Ltd. SP GDR[d]	3,971	117,740

		117,740

Security	Shares	Value

INDONESIA — 4.52%
PT AKR Corporindo Tbk	3,885,500	$1,800,154
PT Aneka Tambang (Persero) Tbk	1,700,500	226,615
PT Indo Tambangraya Megah Tbk	47,500	201,028

		2,227,797
MALAYSIA — 7.63%
Berjaya Sports Toto Bhd	216,600	315,727
British American Tobacco (Malaysia) Bhd	34,200	710,049
Kuala Lumpur Kepong Bhd	38,000	267,223
Malayan Banking Bhd	123,500	366,121
PPB Group Bhd	38,000	167,919
Public Bank Bhd	87,400	456,224
Sime Darby Bhd	117,800	378,228
Telekom Malaysia Bhd	353,400	693,806
YTL Power International Bhd	760,000	406,697

		3,761,994
PHILIPPINES — 1.51%
Globe Telecom Inc.	26,980	746,625

		746,625
POLAND — 2.42%
KGHM Polska Miedz SA	13,129	660,817
Telekomunikacja Polska SA	141,056	532,478

		1,193,295
RUSSIA — 1.27%
Mobile Telesystems OJSC	85,500	629,051

		629,051
SOUTH AFRICA — 10.23%
African Bank Investments Ltd.	95,798	322,880
Exxaro Resources Ltd.	8,721	173,935
Foschini Group Ltd. (The)	24,491	354,420
Grindrod Ltd.	138,681	237,214
Impala Platinum Holdings Ltd.	14,117	253,156
Kumba Iron Ore Ltd.[a]	11,837	737,499
Lewis Group Ltd.[a]	42,408	336,370
Nampak Ltd.	142,158	472,270
PPC Ltd.	187,283	624,119
RMB Holdings Ltd.	107,217	468,840
Tiger Brands Ltd.	12,521	396,679
Truworths International Ltd.	28,405	308,239
Woolworths Holdings Ltd.	48,070	361,387

		5,047,008

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

October 31, 2012

Security	Shares	Value

SOUTH KOREA — 4.09%
Daishin Securities Co. Ltd.	52,250	$416,333
Hyundai Marine & Fire Insurance Co. Ltd.	5,890	190,374
Korea Exchange Bank[b]	68,400	474,146
Korea Gas Corp.	4,940	346,969
KT Corp.	3,420	115,871
KT Corp. SP ADR	27,881	472,583

		2,016,276
TAIWAN — 22.29%
Ability Enterprise Co. Ltd.	437,000	393,431
AmTRAN Technology Co. Ltd.	1,026,000	867,512
China Steel Corp.	325,295	279,500
Chung Hsin Electric & Machinery Manufacturing Corp.	646,000	339,447
Chunghwa Telecom Co. Ltd.	76,000	238,309
Far EasTone Telecommunications Co. Ltd.	152,000	350,699
Farglory Land Development Co. Ltd.	247,000	415,155
Feng Hsin Iron & Steel Co. Ltd.	152,000	240,390
Formosa Chemicals & Fibre Corp.	133,000	315,057
Formosa Petrochemical Corp.	76,000	221,138
Formosa Plastics Corp.	133,000	362,407
Formosan Rubber Group Inc.	684,000	462,439
Gigabyte Technology Co. Ltd.	456,000	376,195
Highwealth Construction Corp.	285,000	415,122
Holtek Semiconductor Inc.	494,000	488,715
Hung Sheng Construction Co. Ltd.	1,007,000	544,650
Infortrend Technology Inc.	342,000	179,122
Inventec Corp.	1,216,475	416,006
Lite-On Technology Corp.	419,100	533,694
Macronix International Co. Ltd.	1,729,764	450,020
Nan Ya Plastics Corp.	133,000	234,472
Novatek Microelectronics Corp. Ltd.	152,000	572,358
Oriental Union Chemical Corp.	159,000	168,729
Phihong Technology Co. Ltd.	323,000	211,740
Sincere Navigation Corp.	437,000	366,504
Taiwan Mobile Co. Ltd.	95,000	331,707
TSRC Corp.	99,500	203,002
U-Ming Marine Transport Corp.	304,000	461,008
UPC Technology Corp.	1,083,453	558,185

		10,996,713

Security	Shares	Value

THAILAND — 9.42%
Advanced Information Service PCL NVDR	150,100	$967,202
Airports of Thailand PCL NVDR	74,100	198,245
Charoen Pokphand Foods PCL NVDR	364,800	419,550
Land and Houses PCL NVDR	2,950,700	827,929
PTT Global Chemical PCL NVDR	146,300	291,168
Shin Corp. PCL NVDR	579,900	1,187,234
Siam Cement PCL NVDR	32,300	394,134
Thai Oil PCL NVDR	165,300	359,992

		4,645,454
TURKEY — 9.64%
Ford Otomotiv Sanayi AS	175,693	1,801,477
Haci Omer Sabanci Holding AS	54,473	287,163
Tofas Turk Otomobil Fabrikasi AS	200,431	1,116,918
Turk Telekomunikasyon AS	152,114	593,368
Turkiye Petrol Rafinerileri AS	39,216	957,181

		4,756,107

TOTAL COMMON STOCKS
(Cost: $47,976,620)		47,989,625

PREFERRED STOCKS — 2.32%

BRAZIL — 2.32%
AES Tiete SA	57,000	647,730
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	62,700	498,166

		1,145,896

TOTAL PREFERRED STOCKS
(Cost: $1,591,482)		1,145,896

SHORT-TERM INVESTMENTS — 4.11%

MONEY MARKET FUNDS — 4.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[e,f,g]	1,849,030	1,849,030
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[e,f,g]	132,002	132,002

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[e,f]	47,720	$47,720

		2,028,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,028,752)		2,028,752

TOTAL INVESTMENTS IN SECURITIES —103.72%
(Cost: $51,596,854)		51,164,273
Other Assets, Less Liabilities — (3.72)%		(1,835,195)

NET ASSETS —100.00%		$49,329,078

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

October 31, 2012

	iShares Asia/Pacific Dividend 30 Index Fund	iShares Emerging Markets Dividend Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$23,508,302	$49,568,102
Affiliated (Note 2)	2,841,347	2,028,752

Total cost of investments	$26,349,649	$51,596,854

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$23,978,230	$49,135,521
Affiliated (Note 2)	2,841,347	2,028,752

Total fair value of investments	26,819,577	51,164,273
Foreign currencies, at value[b]	241,820	48,124
Receivables:
Dividends and interest	41,611	116,464

Total Assets	27,103,008	51,328,861

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,821,205	1,981,032
Foreign taxes (Note 1)	—	64
Investment advisory fees (Note 2)	8,752	18,687

Total Liabilities	2,829,957	1,999,783

NET ASSETS	$24,273,051	$49,329,078

Net assets consist of:
Paid-in capital	$23,367,935	$49,972,604
Distributions in excess of net investment income	(30,299)	(58,458)
Undistributed net realized gain (accumulated net realized loss)	465,626	(153,917)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	469,789	(431,151)

NET ASSETS	$24,273,051	$49,329,078

Shares outstanding[c]	450,000	950,000

Net asset value per share	$53.94	$51.93

[a]	Securities on loan with values of $2,645,175 and $1,878,814, respectively. See Note 5.
[b]	Cost of foreign currencies: $241,851 and $48,129, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended October 31, 2012

	iShares Asia/Pacific Dividend 30 Index Fund	iShares Emerging Markets Dividend Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$489,847	$831,156
Interest — affiliated (Note 2)	4	14
Securities lending income — affiliated (Note 2)	16,607	13,680

	506,458	844,850
Less: Other foreign taxes (Note 1)	—	(6,173)

Total investment income	506,458	838,677

EXPENSES
Investment advisory fees (Note 2)	40,465	93,889

Total expenses	40,465	93,889
Less investment advisory fees waived (Note 2)	—	(26,234)

Net expenses	40,465	67,655

Net investment income	465,993	771,022

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(507,475)	(98,971)
In-kind redemptions — unaffiliated	978,477	—
Foreign currency transactions	(730)	(19,964)

Net realized gain (loss)	470,272	(118,935)

Net change in unrealized appreciation/depreciation on:
Investments	264,786	91,850
Translation of assets and liabilities in foreign currencies	(815)	2,768

Net change in unrealized appreciation/depreciation	263,971	94,618

Net realized and unrealized gain (loss)	734,243	(24,317)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,200,236	$746,705

[a]	Net of foreign withholding tax of $16,301 and $127,646, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Asia/Pacific Dividend 30 Index Fund		iShares Emerging Markets Dividend Index Fund
	Six months ended October 31, 2012 (Unaudited)	Period from February 23, 2012[a] to April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Period from February 23, 2012[a] to April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$465,993	$102,610	$771,022	$164,052
Net realized gain (loss)	470,272	(3,568)	(118,935)	(42,401)
Net change in unrealized appreciation/depreciation	263,971	205,818	94,618	(525,769)

Net increase (decrease) in net assets resulting from operations	1,200,236	304,860	746,705	(404,118)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(489,685)	(108,951)	(957,617)	(28,496)
From net realized gain	—	(1,344)	—	—
Return of capital	—	(3,727)	—	—

Total distributions to shareholders	(489,685)	(114,022)	(957,617)	(28,496)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,475,420	12,994,965	33,569,813	16,402,791
Cost of shares redeemed	(8,098,723)	—	—	—

Net increase in net assets from capital share transactions	10,376,697	12,994,965	33,569,813	16,402,791

INCREASE IN NET ASSETS	11,087,248	13,185,803	33,358,901	15,970,177

NET ASSETS
Beginning of period	13,185,803	—	15,970,177	—

End of period	$24,273,051	$13,185,803	$49,329,078	$15,970,177

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(30,299)	$(6,607)	$(58,458)	$128,137

SHARES ISSUED AND REDEEMED
Shares sold	350,000	250,000	650,000	300,000
Shares redeemed	(150,000)	—	—	—

Net increase in shares outstanding	200,000	250,000	650,000	300,000

[a]	Commencement of operations.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Asia/Pacific Dividend 30 Index Fund

	Six months ended Oct. 31, 2012 (Unaudited)	Period from Feb. 23, 2012[a] to Apr. 30, 2012
Net asset value, beginning of period	$52.74	$51.62

Income from investment operations:
Net investment income[b]	1.45	0.55
Net realized and unrealized gain[c]	1.24	1.14

Total from investment operations	2.69	1.69

Less distributions from:
Net investment income	(1.49)	(0.54)
Net realized gain	—	(0.01)
Return of capital	—	(0.02)

Total distributions	(1.49)	(0.57)

Net asset value, end of period	$53.94	$52.74

Total return	5.30%[d]	3.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,273	$13,186
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of net investment income to average net assets[e]	5.64%	5.76%
Portfolio turnover rate[f]	7%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Emerging Markets Dividend Index Fund

	Six months ended Oct. 31, 2012 (Unaudited)	Period from Feb. 23, 2012[a] to Apr. 30, 2012
Net asset value, beginning of period	$53.23	$54.61

Income from investment operations:
Net investment income[b]	1.44	0.74
Net realized and unrealized loss[c]	(1.10)	(1.98)

Total from investment operations	0.34	(1.24)

Less distributions from:
Net investment income	(1.64)	(0.14)

Total distributions	(1.64)	(0.14)

Net asset value, end of period	$51.93	$53.23

Total return	0.71%[d]	(2.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$49,329	$15,970
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%
Ratio of net investment income to average net assets[e]	5.58%	7.51%
Portfolio turnover rate[f]	6%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended October 31, 2012 is 6%. See Note 4.

See notes to financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Asia/Pacific Dividend 30	Non-diversified
Emerging Markets Dividend	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Asia/Pacific Dividend 30
Assets:
Common Stocks	$23,905,041	$—	$—	$23,905,041
Rights	—	73,189	—	73,189
Short-Term Investments	2,841,347	—	—	2,841,347

	$26,746,388	$73,189	$—	$26,819,577

Emerging Markets Dividend
Assets:
Common Stocks	$47,574,503	$415,122	$—	$47,989,625
Preferred Stocks	1,145,896	—	—	1,145,896
Short-Term Investments	2,028,752	—	—	2,028,752

	$50,749,151	$415,122	$—	$51,164,273

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of October 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Asia/Pacific Dividend 30	0.49%
Emerging Markets Dividend	0.68

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Emerging Markets Dividend Index Fund through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended October 31, 2012. In addition, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2014 in an amount equal to 0.19%. After giving effect to the fee waiver, BFA will receive an annual advisory fee of 0.49% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows;

iShares Index Fund	Securities Lending Agent Fees
Asia/Pacific Dividend 30	$8,942
Emerging Markets Dividend	7,366

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Dividend Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
Asia/Pacific Dividend 30	$1,131,970	$1,294,127
Emerging Markets Dividend	17,022,086	1,836,327

In-kind transactions (see Note 4) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Asia/Pacific Dividend 30	$18,319,847	$8,051,267
Emerging Markets Dividend	18,090,505	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2012, the Fund’s fiscal year-end, the iShares Emerging Markets Dividend Index Fund had non-expiring capital loss carryforwards in the amount of $32,766 available to offset future realized capital gains.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend 30	$26,360,902	$942,528	$(483,853)	$458,675
Emerging Markets Dividend	51,600,622	2,067,958	(2,504,307)	(436,349)

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia/Pacific Dividend 30	$1.40085	$—	$0.08966	$1.49051	94%	—%	6%	100%
Emerging Markets Dividend	1.46722	—	0.17262	1.63984	89	—	11	100

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-47-1012

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 19, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 19, 2012